Financial Instruments - Schedule of Financial Assets (Liabilities) Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Derivatives instruments [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Derivatives instruments [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	197	(84)	363
Derivatives instruments [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration [Member] | Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration
Contingent consideration [Member] | Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration
Contingent consideration [Member] | Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Contingent consideration	$ (23,237)	$ (21,891)	$ (22,571)